Consolidated Statements of The Stockholders' Equity (USD $)	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2011	$ 4,896,589		$ 122,900	$ 5,514,599	$ (1,422,947)	$ 682,037
Balance, Shares at Dec. 31, 2011			122,900,000
Comprehensive income:
Net loss	230,132				230,132
Unrealized foreign currency translation adjustment	39,872					39,872
Balance at Dec. 31, 2012	5,166,593		122,900	5,514,599	(1,192,815)	721,909
Balance, Shares at Dec. 31, 2012			122,900,000
Recapitalization value	(11,327)	90,000	100	(101,427)
Recapitalization shares		90,000,000	100,000
Comprehensive income:
Net loss	(874,831)				(874,831)
Unrealized foreign currency translation adjustment	150,431					150,431
Balance at Dec. 31, 2013	$ 4,430,866	$ 90,000	$ 123,000	$ 5,413,172	$ (2,067,646)	$ 872,340
Balance, Shares at Dec. 31, 2013		90,000,000	123,000,000